Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 178.7	$ 166.8	$ 155.6
Impairment charge	20.1
Other asset impairment charges	$ 52.6